Schedule of Investments (unaudited) March 31, 2020	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.2%

Aerospace & Defense — 2.0%
Arconic, Inc.	28,532	$458,224
Boeing Co. (The)	39,124	5,834,953
General Dynamics Corp.	17,148	2,268,852
Huntington Ingalls Industries, Inc.	3,024	551,003
L3Harris Technologies, Inc.(a)	16,177	2,913,801
Lockheed Martin Corp.	18,164	6,156,688
Northrop Grumman Corp.	11,469	3,469,946
Raytheon Co.	20,378	2,672,575
Textron, Inc.(a)	16,648	444,002
TransDigm Group, Inc.(b)	3,644	1,166,772
United Technologies Corp.(a)	59,369	5,600,278

		31,537,094

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.(a)	10,028	663,854
Expeditors International of Washington, Inc.(a)	12,559	837,936
FedEx Corp.	17,565	2,129,932
United Parcel Service, Inc., Class B	51,279	4,790,484

		8,422,206

Airlines — 0.2%
Alaska Air Group, Inc	9,179	261,326
American Airlines Group, Inc	28,449	346,793
Delta Air Lines, Inc.	42,090	1,200,828
Southwest Airlines Co.	34,610	1,232,462
United Airlines Holdings, Inc.(b)	15,916	502,150

		3,543,559

Auto Components — 0.1%
Aptiv plc	18,562	913,993
BorgWarner, Inc.(a)	15,068	367,207

		1,281,200

Automobiles — 0.2%
Ford Motor Co.(a)	284,953	1,376,323
General Motors Co.	92,007	1,911,905
Harley-Davidson, Inc.(a)	11,262	213,190

		3,501,418

Banks — 4.1%
Bank of America Corp.	592,409	12,576,843
Citigroup, Inc.	159,759	6,729,049
Citizens Financial Group, Inc.	31,748	597,180
Comerica, Inc.(a)	10,596	310,887
Fifth Third Bancorp	52,158	774,546
First Republic Bank	12,256	1,008,424
Huntington Bancshares, Inc.	75,975	623,755
JPMorgan Chase & Co.	229,518	20,663,506
KeyCorp	71,847	745,053
M&T Bank Corp.	9,656	998,720
People’s United Financial, Inc.(a)	32,243	356,285
PNC Financial Services Group, Inc. (The)	32,064	3,069,166
Regions Financial Corp.	70,301	630,600
SVB Financial Group(b)	3,805	574,859
Truist Financial Corp.	98,135	3,026,484
US Bancorp	104,005	3,582,972
Wells Fargo & Co.	281,636	8,082,953
Zions Bancorp NA	12,349	330,459

		64,681,741

Security	Shares	Value

Beverages — 1.9%
Brown-Forman Corp., Class B	13,237	$734,786
Coca-Cola Co. (The)	282,173	12,486,155
Constellation Brands, Inc., Class A	12,247	1,755,730
Molson Coors Beverage Co., Class B	13,703	534,554
Monster Beverage Corp.(b)	27,936	1,571,679
PepsiCo, Inc.	102,040	12,255,004

		29,337,908

Biotechnology — 2.4%
AbbVie, Inc.	108,215	8,244,901
Alexion Pharmaceuticals, Inc.(b)	16,290	1,462,679
Amgen, Inc.(a)	43,480	8,814,700
Biogen, Inc.(b)	13,204	4,177,482
Gilead Sciences, Inc.	92,579	6,921,206
Incyte Corp.(b)	13,034	954,480
Regeneron Pharmaceuticals, Inc.(b)	5,845	2,854,055
Vertex Pharmaceuticals, Inc.(b)	18,817	4,477,505

		37,907,008

Building Products — 0.3%
Allegion plc	6,790	624,816
AO Smith Corp.	9,825	371,483
Fortune Brands Home & Security, Inc.	10,229	442,404
Johnson Controls International plc	56,450	1,521,892
Masco Corp.	20,603	712,246
Trane Technologies plc	17,533	1,448,050

		5,120,891

Capital Markets — 2.6%
Ameriprise Financial, Inc.	9,316	954,704
Bank of New York Mellon Corp. (The)	61,410	2,068,289
BlackRock, Inc.*	8,630	3,796,941
Cboe Global Markets, Inc.	8,112	723,996
Charles Schwab Corp. (The)	83,661	2,812,683
CME Group, Inc.	26,224	4,534,392
E*TRADE Financial Corp.	16,353	561,235
Franklin Resources, Inc.(a)	20,182	336,837
Goldman Sachs Group, Inc. (The)	23,320	3,605,039
Intercontinental Exchange, Inc.	40,748	3,290,401
Invesco Ltd.(a)	26,850	243,798
MarketAxess Holdings, Inc.(a)	2,763	918,891
Moody’s Corp	11,882	2,513,043
Morgan Stanley	85,223	2,897,582
MSCI, Inc.	6,198	1,790,974
Nasdaq, Inc.	8,435	800,903
Northern Trust Corp.(a)	15,505	1,170,007
Raymond James Financial, Inc.(a)	9,044	571,581
S&P Global, Inc.	17,884	4,382,474
State Street Corp.	26,607	1,417,355
T. Rowe Price Group, Inc.	17,100	1,669,815

		41,060,940

Chemicals — 1.7%
Air Products & Chemicals, Inc.	16,131	3,219,909
Albemarle Corp.(a)	7,876	443,970
Celanese Corp.	8,758	642,750
CF Industries Holdings, Inc	15,898	432,426
Corteva, Inc.(b)	54,766	1,287,001
Dow, Inc.	54,260	1,586,562
DuPont de Nemours, Inc.	54,210	1,848,561
Eastman Chemical Co.	9,905	461,375
Ecolab, Inc.	18,351	2,859,636
FMC Corp.	9,448	771,807
International Flavors & Fragrances, Inc.(a)	7,811	797,347

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Linde plc	39,309	$6,800,457
LyondellBasell Industries NV, Class A	18,786	932,349
Mosaic Co. (The)	25,303	273,779
PPG Industries, Inc.	17,260	1,442,936
Sherwin-Williams Co. (The)	6,012	2,762,634

		26,563,499

Commercial Services & Supplies — 0.4%
Cintas Corp.	6,104	1,057,335
Copart, Inc.(b)	15,080	1,033,282
Republic Services, Inc.(a)	15,405	1,156,299
Rollins, Inc.(a)	10,180	367,905
Waste Management, Inc	28,561	2,643,606

		6,258,427

Communications Equipment — 1.0%
Arista Networks, Inc.(a)(b)	4,001	810,403
Cisco Systems, Inc.	310,435	12,203,200
F5 Networks, Inc.(b)	4,489	478,662
Juniper Networks, Inc.	24,438	467,743
Motorola Solutions, Inc.	12,538	1,666,551

		15,626,559

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	9,885	783,584
Quanta Services, Inc.	10,442	331,325

		1,114,909

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	4,537	858,537
Vulcan Materials Co.	9,649	1,042,767

		1,901,304

Consumer Finance — 0.5%
American Express Co.	49,100	4,203,451
Capital One Financial Corp	34,080	1,718,314
Discover Financial Services	22,881	816,165
Synchrony Financial	41,301	664,533

		7,402,463

Containers & Packaging — 0.3%
Amcor plc(b)	118,275	960,393
Avery Dennison Corp	6,071	618,453
Ball Corp.	23,938	1,547,831
International Paper Co.	28,875	898,879
Packaging Corp. of America	6,989	606,855
Sealed Air Corp.	11,495	284,041
WestRock Co.	18,953	535,612

		5,452,064

Distributors — 0.1%
Genuine Parts Co.	10,676	718,815
LKQ Corp.(b)	22,614	463,813

		1,182,628

Diversified Consumer Services — 0.0%
H&R Block, Inc.	14,315	201,555

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(b)	143,136	26,169,555

Security	Shares	Value

Diversified Telecommunication Services — 2.1%
AT&T, Inc	534,556	$15,582,308
CenturyLink, Inc.	72,418	685,074
Verizon Communications, Inc.	302,643	16,261,008

		32,528,390

Electric Utilities — 2.2%
Alliant Energy Corp.	17,767	857,969
American Electric Power Co., Inc.(a)	36,146	2,890,957
Duke Energy Corp.	53,348	4,314,786
Edison International	26,241	1,437,744
Entergy Corp.	14,675	1,379,010
Evergy, Inc	16,884	929,464
Eversource Energy	23,661	1,850,527
Exelon Corp.(a)	71,136	2,618,516
FirstEnergy Corp.	39,532	1,584,047
NextEra Energy, Inc.	35,767	8,606,256
NRG Energy, Inc	18,441	502,702
Pinnacle West Capital Corp.	8,275	627,162
PPL Corp.(a)	53,425	1,318,529
Southern Co. (The)(a)	76,743	4,154,866
Xcel Energy, Inc.	38,373	2,313,892

		35,386,427

Electrical Equipment — 0.4%
AMETEK, Inc.	16,728	1,204,751
Eaton Corp. plc(a)	30,251	2,350,200
Emerson Electric Co.	44,576	2,124,046
Rockwell Automation, Inc.	8,455	1,275,944

		6,954,941

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	21,696	1,581,204
CDW Corp.(a)	10,590	987,729
Corning, Inc.	56,281	1,156,012
FLIR Systems, Inc	9,763	311,342
IPG Photonics Corp.(a)(b)	2,675	294,999
Keysight Technologies, Inc.(b)	13,707	1,147,002
TE Connectivity Ltd.	24,476	1,541,498
Zebra Technologies Corp., Class A(b)	3,906	717,142

		7,736,928

Energy Equipment & Services — 0.2%
Baker Hughes Co.	47,232	495,936
Halliburton Co.	63,983	438,284
Helmerich & Payne, Inc.(a)	8,023	125,560
National Oilwell Varco, Inc.	28,051	275,741
Schlumberger Ltd.	101,305	1,366,604
TechnipFMC plc(a)	31,416	211,744

		2,913,869

Entertainment — 2.0%
Activision Blizzard, Inc.	56,219	3,343,906
Electronic Arts, Inc.(b)	21,366	2,140,232
Live Nation Entertainment, Inc.(b)	10,355	470,738
Netflix, Inc.(b)	32,070	12,042,285
Take-Two Interactive Software, Inc.(b)	8,345	989,801
Walt Disney Co. (The)	131,894	12,740,961

		31,727,923

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc	8,597	1,178,305
American Tower Corp.	32,413	7,057,931
Apartment Investment & Management Co., Class A	10,875	382,256

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc.	10,220	$1,504,077
Boston Properties, Inc.	10,517	969,983
Crown Castle International Corp.	30,425	4,393,370
Digital Realty Trust, Inc.	19,234	2,671,795
Duke Realty Corp.	26,788	867,395
Equinix, Inc.	6,240	3,897,317
Equity Residential	25,544	1,576,320
Essex Property Trust, Inc.	4,874	1,073,450
Extra Space Storage, Inc.	9,521	911,731
Federal Realty Investment Trust	5,200	387,972
Healthpeak Properties, Inc.	36,533	871,312
Host Hotels & Resorts, Inc.	52,649	581,245
Iron Mountain, Inc.(a)	21,012	500,085
Kimco Realty Corp.(a)	31,273	302,410
Mid-America Apartment Communities, Inc.	8,409	866,379
Prologis, Inc.	54,022	4,341,748
Public Storage	10,993	2,183,320
Realty Income Corp.	24,014	1,197,338
Regency Centers Corp.	12,325	473,650
SBA Communications Corp.(a)(b)	8,240	2,224,553
Simon Property Group, Inc.	22,455	1,231,881
SL Green Realty Corp.(a)	5,943	256,143
UDR, Inc.	21,561	787,839
Ventas, Inc.	27,212	729,282
Vornado Realty Trust	11,559	418,551
Welltower, Inc.	29,692	1,359,300
Weyerhaeuser Co.	54,527	924,233

		46,121,171

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	32,328	9,217,683
Kroger Co. (The)(a)	58,622	1,765,695
Sysco Corp.	37,337	1,703,687
Walgreens Boots Alliance, Inc.	54,863	2,509,982
Walmart, Inc	103,808	11,794,665

		26,991,712

Food Products — 1.2%
Archer-Daniels-Midland Co.	40,975	1,441,500
Campbell Soup Co.	12,267	566,245
Conagra Brands, Inc.	35,649	1,045,942
General Mills, Inc.	44,228	2,333,912
Hershey Co. (The)	10,853	1,438,022
Hormel Foods Corp.	20,502	956,213
JM Smucker Co. (The)	8,331	924,741
Kellogg Co.(a)	18,361	1,101,476
Kraft Heinz Co. (The)	45,517	1,126,091
Lamb Weston Holdings, Inc.	10,676	609,600
McCormick & Co., Inc. (Non-Voting)	9,010	1,272,302
Mondelez International, Inc., Class A	105,362	5,276,529
Tyson Foods, Inc., Class A	21,601	1,250,050

		19,342,623

Gas Utilities — 0.0%
Atmos Energy Corp.(a)	8,725	865,782

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	129,332	10,205,588
ABIOMED, Inc.(b)	3,326	482,802
Align Technology, Inc.(b)	5,227	909,237
Baxter International, Inc.	37,361	3,033,340
Becton Dickinson and Co.	19,791	4,547,378
Boston Scientific Corp.(b)	101,995	3,328,097
Cooper Cos., Inc. (The)	3,643	1,004,266

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Danaher Corp.	46,780	$6,474,820
Dentsply Sirona, Inc.	16,197	628,930
Edwards Lifesciences Corp.(b)	15,262	2,878,718
Hologic, Inc.(b)	19,699	691,435
IDEXX Laboratories, Inc.(b)	6,265	1,517,634
Intuitive Surgical, Inc.(b)	8,457	4,187,991
Medtronic plc	98,084	8,845,215
ResMed, Inc.	10,522	1,549,785
STERIS plc(a)	6,265	876,912
Stryker Corp.	23,562	3,922,837
Teleflex, Inc.	3,415	1,000,117
Varian Medical Systems, Inc.(b)	6,608	678,377
Zimmer Biomet Holdings, Inc.	15,012	1,517,413

		58,280,892

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	11,013	974,650
Anthem, Inc.	18,555	4,212,727
Cardinal Health, Inc.	21,500	1,030,710
Centene Corp.(b)	42,721	2,538,055
Cigna Corp.	27,326	4,841,621
CVS Health Corp.	95,200	5,648,216
DaVita, Inc.(b)	6,558	498,801
HCA Healthcare, Inc.	19,360	1,739,496
Henry Schein, Inc.(a)(b)	10,834	547,334
Humana, Inc.	9,691	3,043,168
Laboratory Corp. of America Holdings(a)(b)	7,066	893,072
McKesson Corp.	11,819	1,598,638
Quest Diagnostics, Inc.(a)	9,857	791,517
UnitedHealth Group, Inc.	69,329	17,289,266
Universal Health Services, Inc., Class B	5,831	577,735

		46,225,006

Health Care Technology — 0.1%
Cerner Corp.	22,985	1,447,825

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	29,128	383,616
Chipotle Mexican Grill, Inc.(a)(b)	1,880	1,230,272
Darden Restaurants, Inc.(a)	9,017	491,066
Hilton Worldwide Holdings, Inc.	20,648	1,409,020
Las Vegas Sands Corp.	24,729	1,050,241
Marriott International, Inc., Class A	19,857	1,485,502
McDonald’s Corp.	55,109	9,112,273
MGM Resorts International	37,555	443,149
Norwegian Cruise Line Holdings Ltd.(b)	15,342	168,148
Royal Caribbean Cruises Ltd.(a)	12,677	407,819
Starbucks Corp.	86,422	5,681,382
Wynn Resorts Ltd.	7,133	429,335
Yum! Brands, Inc.	22,065	1,512,114

		23,803,937

Household Durables — 0.3%
DR Horton, Inc.	24,453	831,402
Garmin Ltd.	10,572	792,477
Leggett & Platt, Inc.	9,772	260,717
Lennar Corp., Class A(a)	20,480	782,336
Mohawk Industries, Inc.(b)	4,322	329,509
Newell Brands, Inc.(a)	28,110	373,301
NVR, Inc.(b)	255	655,123
PulteGroup, Inc.	18,583	414,773
Whirlpool Corp.(a)	4,651	399,056

		4,838,694

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 1.9%
Church & Dwight Co., Inc.	17,995	$1,154,919
Clorox Co. (The)	9,165	1,587,836
Colgate-Palmolive Co.	62,716	4,161,834
Kimberly-Clark Corp.	25,085	3,207,619
Procter & Gamble Co. (The)	182,489	20,073,790

		30,185,998

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	49,310	670,616

Industrial Conglomerates — 1.3%
3M Co.	42,080	5,744,341
General Electric Co.	639,093	5,074,398
Honeywell International, Inc.	52,287	6,995,478
Roper Technologies, Inc.	7,615	2,374,433

		20,188,650

Insurance — 2.0%
Aflac, Inc.(a)	53,713	1,839,133
Allstate Corp. (The)	23,706	2,174,551
American International Group, Inc.	63,660	1,543,755
Aon plc	17,133	2,827,630
Arthur J Gallagher & Co.	13,599	1,108,454
Assurant, Inc.	4,441	462,264
Chubb Ltd.	33,164	3,704,087
Cincinnati Financial Corp.	11,215	846,172
Everest Re Group Ltd.	3,016	580,339
Globe Life, Inc.	7,265	522,862
Hartford Financial Services Group, Inc. (The)	26,503	933,966
Lincoln National Corp.	14,463	380,666
Loews Corp.	18,807	655,048
Marsh & McLennan Cos., Inc.	36,930	3,192,968
MetLife, Inc.(a)	57,201	1,748,635
Principal Financial Group, Inc.(a)	18,941	593,611
Progressive Corp. (The)(a)	42,781	3,158,949
Prudential Financial, Inc.	29,417	1,533,802
Travelers Cos., Inc. (The)	18,888	1,876,523
Unum Group	15,055	225,975
Willis Towers Watson plc	9,406	1,597,609
WR Berkley Corp.(a)	10,675	556,915

		32,063,914

Interactive Media & Services — 5.2%(b)
Alphabet, Inc., Class A	21,926	25,476,916
Alphabet, Inc., Class C(a)	21,872	25,432,980
Facebook, Inc., Class A(a)	176,097	29,372,980
Twitter, Inc.	56,811	1,395,278

		81,678,154

Internet & Direct Marketing Retail — 4.2%
Amazon.com, Inc.(b)	30,476	59,419,667
Booking Holdings, Inc.(b)	3,063	4,120,715
eBay, Inc.	55,959	1,682,128
Expedia Group, Inc.	10,176	572,603

		65,795,113

IT Services — 5.5%
Accenture plc, Class A(a)	46,472	7,587,019
Akamai Technologies, Inc.(b)	11,763	1,076,197
Alliance Data Systems Corp.	3,065	103,137
Automatic Data Processing, Inc.	31,663	4,327,699
Broadridge Financial Solutions, Inc.	8,473	803,495
Cognizant Technology Solutions Corp., Class A(a)	40,069	1,862,006

Security	Shares	Value

IT Services (continued)
DXC Technology Co.	19,098	$249,229
Fidelity National Information Services, Inc.	44,974	5,470,637
Fiserv, Inc.(b)	41,792	3,969,822
FleetCor Technologies, Inc.(b)	6,344	1,183,410
Gartner, Inc.(b)	6,564	653,578
Global Payments, Inc.	21,993	3,172,050
International Business Machines Corp.(a)	64,808	7,189,151
Jack Henry & Associates, Inc.	5,605	870,120
Leidos Holdings, Inc.	9,789	897,162
Mastercard, Inc., Class A	64,961	15,691,979
Paychex, Inc.	23,272	1,464,274
PayPal Holdings, Inc.(b)	85,924	8,226,364
VeriSign, Inc.(b)	7,595	1,367,784
Visa, Inc., Class A	125,267	20,183,019
Western Union Co. (The)(a)	30,583	554,470

		86,902,602

Leisure Products — 0.0%
Hasbro, Inc.(a)	9,413	673,500

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.(a)	22,562	1,615,890
Illumina, Inc.(b)	10,757	2,937,952
IQVIA Holdings, Inc.(b)	13,160	1,419,438
Mettler-Toledo International, Inc.(b)	1,782	1,230,489
PerkinElmer, Inc.	8,178	615,640
Thermo Fisher Scientific, Inc.	29,343	8,321,675
Waters Corp.(b)	4,685	852,904

		16,993,988

Machinery — 1.4%
Caterpillar, Inc.	40,442	4,692,890
Cummins, Inc.	11,203	1,515,990
Deere & Co.	23,041	3,183,345
Dover Corp.(a)	10,687	897,067
Flowserve Corp.	9,587	229,033
Fortive Corp.	21,747	1,200,217
IDEX Corp.	5,557	767,477
Illinois Tool Works, Inc.	21,403	3,041,794
Ingersoll Rand, Inc.(b)	25,319	627,911
PACCAR, Inc.	25,226	1,542,065
Parker-Hannifin Corp.(a)	9,394	1,218,684
Pentair plc(a)	12,248	364,500
Snap-on, Inc.	4,056	441,374
Stanley Black & Decker, Inc.	11,067	1,106,700
Westinghouse Air Brake Technologies Corp .	13,331	641,621
Xylem, Inc.	13,168	857,632

		22,328,300

Media — 1.3%
Charter Communications, Inc., Class A(b)	11,473	5,005,785
Comcast Corp., Class A	332,208	11,421,311
Discovery, Inc., Class A(b)	11,915	231,628
Discovery, Inc., Class C(a)(b)	24,647	432,308
DISH Network Corp., Class A(b)	18,867	377,151
Fox Corp., Class A(b)	25,840	610,599
Fox Corp., Class B(b)	11,637	266,255
Interpublic Group of Cos., Inc. (The)	28,177	456,186
News Corp., Class A(a)	27,808	249,577
News Corp., Class B	8,848	79,543
Omnicom Group, Inc.(a)	15,957	876,039
ViacomCBS, Inc.	39,289	550,439

		20,556,821

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	106,738	$720,482
Newmont Goldcorp Corp.	59,993	2,716,483
Nucor Corp.	22,420	807,568

		4,244,533

Multiline Retail — 0.5%
Dollar General Corp.	18,631	2,813,467
Dollar Tree, Inc.(a)(b)	17,219	1,265,080
Kohl’s Corp.	11,394	166,238
Macy’s, Inc.	23,166	113,745
Nordstrom, Inc.	8,075	123,871
Target Corp.(a)	37,081	3,447,421

		7,929,822

Multi-Utilities — 1.1%
Ameren Corp.	17,991	1,310,285
CenterPoint Energy, Inc.	36,813	568,761
CMS Energy Corp.(a)	21,010	1,234,337
Consolidated Edison, Inc.	24,484	1,909,752
Dominion Energy, Inc	60,231	4,348,076
DTE Energy Co.	14,036	1,332,999
NiSource, Inc.	27,504	686,775
Public Service Enterprise Group, Inc.(a)	36,962	1,659,963
Sempra Energy	20,628	2,330,758
WEC Energy Group, Inc.(a)	23,083	2,034,305

		17,416,011

Oil, Gas & Consumable Fuels — 2.4%
Apache Corp.(a)	27,698	115,778
Cabot Oil & Gas Corp.	29,823	512,657
Chevron Corp.	138,368	10,026,145
Concho Resources, Inc.	14,757	632,337
ConocoPhillips	80,295	2,473,086
Devon Energy Corp.	28,362	195,981
Diamondback Energy, Inc.	11,670	305,754
EOG Resources, Inc.	42,572	1,529,186
Exxon Mobil Corp.	309,618	11,756,196
Hess Corp.	19,102	636,097
HollyFrontier Corp.	10,883	266,742
Kinder Morgan, Inc.	142,539	1,984,143
Marathon Oil Corp.(a)	57,800	190,162
Marathon Petroleum Corp.	47,515	1,122,304
Noble Energy, Inc.(a)	34,989	211,334
Occidental Petroleum Corp.	65,370	756,985
ONEOK, Inc.	30,157	657,724
Phillips 66(a)	32,517	1,744,537
Pioneer Natural Resources Co.	12,122	850,358
Valero Energy Corp.	30,050	1,363,068
Williams Cos., Inc. (The)	88,391	1,250,733

		38,581,307

Personal Products — 0.2%
Coty, Inc., Class A(a)	21,879	112,896
Estee Lauder Cos., Inc. (The), Class A	16,286	2,595,011

		2,707,907

Pharmaceuticals — 5.1%
Allergan plc	24,022	4,254,296
Bristol-Myers Squibb Co.	171,540	9,561,640
Eli Lilly & Co.	61,828	8,576,780
Johnson & Johnson	192,592	25,254,589
Merck & Co., Inc.	186,307	14,334,461
Mylan NV(b)	37,935	565,611
Perrigo Co. plc	9,928	477,437

Security	Shares	Value

Pharmaceuticals (continued)
Pfizer, Inc.	404,969	$13,218,188
Zoetis, Inc.	34,854	4,101,967

		80,344,969

Professional Services — 0.3%
Equifax, Inc.	8,822	1,053,788
IHS Markit Ltd.(b)	29,343	1,760,580
Nielsen Holdings plc(a)	25,660	321,776
Robert Half International, Inc.	8,484	320,271
Verisk Analytics, Inc.	11,991	1,671,306

		5,127,721

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(b)	24,496	923,744

Road & Rail — 1.0%
CSX Corp.	56,905	3,260,657
JB Hunt Transport Services, Inc.(a)	6,236	575,146
Kansas City Southern	7,273	924,980
Norfolk Southern Corp.(a)	19,081	2,785,826
Old Dominion Freight Line, Inc.	6,977	915,735
Union Pacific Corp.	50,799	7,164,691

		15,627,035

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.(b)	85,592	3,892,724
Analog Devices, Inc.	26,951	2,416,157
Applied Materials, Inc.	67,597	3,097,295
Broadcom, Inc.	29,027	6,882,302
Intel Corp.	318,319	17,227,424
KLA Corp.	11,496	1,652,435
Lam Research Corp.	10,616	2,547,840
Maxim Integrated Products, Inc.	19,729	959,027
Microchip Technology, Inc	17,457	1,183,585
Micron Technology, Inc.(a)(b)	81,010	3,407,281
NVIDIA Corp.	44,784	11,805,062
Qorvo, Inc.(b)	8,542	688,741
QUALCOMM, Inc.	83,556	5,652,563
Skyworks Solutions, Inc.	12,388	1,107,239
Texas Instruments, Inc.	68,404	6,835,612
Xilinx, Inc.	18,301	1,426,380

		70,781,667

Software — 8.5%
Adobe, Inc.(b)	35,423	11,273,015
ANSYS, Inc.(b)	6,227	1,447,591
Autodesk, Inc.(b)	16,101	2,513,366
Cadence Design Systems, Inc.(b)	20,499	1,353,754
Citrix Systems, Inc.	8,417	1,191,426
Fortinet, Inc.(b)	10,368	1,048,931
Intuit, Inc.	19,048	4,381,040
Microsoft Corp.	558,251	88,041,765
NortonLifeLock, Inc.	41,605	778,429
Oracle Corp.	158,535	7,661,997
Paycom Software, Inc.(b)	3,587	724,610
salesforce.com, Inc.(b)	64,908	9,345,454
ServiceNow, Inc.(b)	13,801	3,955,091
Synopsys, Inc.(b)	11,001	1,416,819

		135,133,288

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	5,101	476,025
AutoZone, Inc.(b)	1,743	1,474,578
Best Buy Co., Inc.	16,730	953,610

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
CarMax, Inc.(a)(b)	11,980	$644,883
Gap, Inc. (The)(a)	15,285	107,606
Home Depot, Inc. (The)	79,823	14,903,752
L Brands, Inc.(a)	17,174	198,532
Lowe’s Cos., Inc.	56,088	4,826,372
O’Reilly Automotive, Inc.(b)	5,536	1,666,613
Ross Stores, Inc.	26,470	2,302,096
Tiffany & Co.	7,862	1,018,129
TJX Cos., Inc. (The)(a)	88,739	4,242,612
Tractor Supply Co.	8,653	731,611
Ulta Beauty, Inc.(b)	4,165	731,791

		34,278,210

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	305,635	77,719,924
Hewlett Packard Enterprise Co.	95,103	923,450
HP, Inc.	108,430	1,882,345
NetApp, Inc.(a)	16,899	704,520
Seagate Technology plc	17,030	831,064
Western Digital Corp.	21,718	903,903
Xerox Holdings Corp.	13,567	256,959

		83,222,165

Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(b)	11,219	121,053
Hanesbrands, Inc.(a)	26,438	208,067
NIKE, Inc., Class B	91,180	7,544,233
PVH Corp.(a)	5,342	201,073
Ralph Lauren Corp.	3,548	237,113
Tapestry, Inc.	20,084	260,088
Under Armour, Inc., Class A(b)	14,210	130,874
Under Armour, Inc., Class C(b)	14,754	118,917
VF Corp.(a)	23,866	1,290,673

		10,112,091

Security	Shares	Value

Tobacco — 0.9%
Altria Group, Inc.	136,703	$5,286,305
Philip Morris International, Inc.	113,854	8,306,788

		13,593,093

Trading Companies & Distributors — 0.2%
Fastenal Co.	42,142	1,316,937
United Rentals, Inc.(b)	5,551	571,198
WW Grainger, Inc.(a)	3,213	798,431

		2,686,566

Water Utilities — 0.1%
American Water Works Co., Inc.	13,229	1,581,659

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(b)	23,133	1,940,859

Total Common Stocks — 99.2% (Cost: $873,062,315)		1,567,703,351

Total Long-Term Investments — 99.2% (Cost: $873,062,315)		1,567,703,351

Short-Term Securities — 3.5%(c)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	15,077,356	15,077,356
SL Liquidity Series, LLC, Money Market Series, 0.88%(d)	39,722,893	39,710,977

Total Short-Term Securities — 3.5% (Cost: $54,784,576)		54,788,333

Total Investments — 102.7% (Cost: $927,846,891)		1,622,491,684

Liabilities in Excess of Other Assets — (2.7)%		(42,941,455)

Net Assets — 100.0%		$1,579,550,229

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	5,870,713	9,206,643	—	15,077,356	$15,077,356	$34,926		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	13,801,434	25,921,459	—	39,722,893	39,710,977	48,298	(c)	(166,535)	3,757
BlackRock, Inc.	8,899	—	(269)	8,630	3,796,941	31,327		79,257	(622,146)

					$58,585,274	$114,551		$(87,278)	$(618,389)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock S&P 500 Index V.I. Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock S&P 500 Index V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	138	06/19/20	$17,731	$522,732

Glossary of Terms Used in this Report

Portfolio Abbreviations

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock S&P 500 Index V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$1,567,703,351	$—	$—	$1,567,703,351
Short-Term Securities	15,077,356	—	—	15,077,356

Subtotal	$1,582,780,707	$—	$—	$1,582,780,707

Investments Valued at NAV(b)				39,710,977

Total Investments				$1,622,491,684

Derivative Financial Instruments(c)
Assets:
Equity contracts	$522,732	$—	$—	$522,732

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.